Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
tables provide the valuation hierarchy classification of assets and liabilities that are carried at fair value and measured on a recurring and non-recurring basis in our Consolidated Balance Sheet as of December 31, 2016 and 2015:

2016 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$987	$987	$—	$—
Derivative assets	170	—	170	—
Derivative liabilities	(354)	—	(354)	—

2015 (dollars in millions)	Total	Level 1	Level 2	Level 3
Recurring fair value measurements:
Available-for-sale securities	$951	$951	$—	$—
Derivative assets	101	—	101	—
Derivative liabilities	(533)	—	(533)	—

Fair Value, by Balance Sheet Grouping [Table Text Block]
The following table provides carrying amounts and fair values of financial instruments that are not carried at fair value at December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
(dollars in millions)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term receivables	$127	$121	$122	$107
Customer financing notes receivable	437	420	403	403
Short-term borrowings	(600)	(600)	(926)	(926)
Long-term debt (excluding capitalized leases)	(23,280)	(25,110)	(19,476)	(21,198)
Long-term liabilities	(457)	(427)	(458)	(419)

The following table provides the valuation hierarchy classification of assets and liabilities that are not carried at fair value in our Consolidated Balance Sheet as of December 31, 2016:

(dollars in millions)	Total	Level 1	Level 2	Level 3
Long-term receivables	$121	$—	$121	$—
Customer financing notes receivable	420	—	420	—
Short-term borrowings	(600)	—	(522)	(78)
Long-term debt (excluding capitalized leases)	(25,110)	—	(24,906)	(204)
Long-term liabilities	(427)	—	(427)	—